S000050614 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.43%	14.82%
Northern Trust Quality Large Cap Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.66%	16.28%	14.05%
FlexShares US Quality Large Cap Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		23.27%	15.91%	13.71%
FlexShares US Quality Large Cap Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.96%	15.58%	13.32%
FlexShares US Quality Large Cap Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.95%	12.78%	11.40%

[1]	Reflects no deduction for fees, expenses or taxes.